Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The Company had total revenue in the following geographic areas for the years ended December 31, as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
US	$2,219,561	$1,998,796	$1,542,076
Canada	120,123	125,536	116,070
Mexico	25,083	18,291	14,834
Total revenues	$2,364,767	$2,142,623	$1,672,980
The Company’s revenue by major product and service line for the years ended December 31, was as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Modular space leasing revenue	$953,822	$840,926	$697,852
Portable storage leasing revenue	396,781	361,197	233,868
VAPS and third party leasing revenues(a)	391,948	343,625	263,021
Other leasing-related revenue(b)	91,384	75,942	57,749
Leasing revenue	1,833,935	1,621,690	1,252,490
Delivery and installation revenue	437,179	429,152	321,129
Total leasing and services revenue	2,271,114	2,050,842	1,573,619
New unit sales revenue	48,129	40,338	46,993
Rental unit sales revenue	45,524	51,443	52,368
Total revenues	$2,364,767	$2,142,623	$1,672,980
(a) Includes $23.9 million, $25.3 million, and $17.1 million of VAPS service revenue for the years ended December 31, 2023, 2022 and 2021, respectively.
(b) Includes primarily damage billings, delinquent payment charges, and other processing fees.

Schedule of Future Commited Modular Leasing Revenues
At December 31, 2023 and for the years ended December 31, 2024 through 2028 and thereafter, future committed leasing revenues under non-cancelable operating leases with the Company’s customers, excluding revenue from delivery and installation and potential lease extensions, were as follows:

(in thousands)	Operating Leases
2024	$367,965
2025	129,048
2026	42,698
2027	17,988
2028	7,887
Thereafter	5,399
Total	$570,985